Business combinations - Schedule of Acquisitions, MedPass Group Acquisition (Details) - USD ($)		12 Months Ended
	Jan. 22, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 31, 2021
Business Acquisition [Line Items]
Goodwill		$ 9,037,931,000	$ 936,257,000	$ 883,170,000
Fair value of cash consideration		$ 5,914,475,000	$ 47,931,000	$ 131,272,000
Medpass Group Limited
Business Acquisition [Line Items]
Cash and cash equivalents	$ 10,170,000
Property, plant and equipment	45,000
Operating right of use assets	539,000
Goodwill	27,191,000
Accounts receivable	3,033,000
Prepayments and other current assets	158,000
Accounts payable	(368,000)
Unearned revenue	(989,000)
Other liabilities	(2,202,000)
Current lease liabilities	(219,000)
Non-current portion of operating lease liabilities	(320,000)
Deferred tax liabilities	(4,090,000)
Net assets acquired	47,556,000
Fair value of cash consideration	46,992,000
Working capital adjustment paid	(564,000)
Contingent consideration	0				$ 0
Total consideration	47,556,000
Goodwill, expected tax deductible amount	0
Contingent consideration, range of outcomes, maximum value	6,700,000
Medpass Group Limited | Customer relationships
Business Acquisition [Line Items]
Intangible assets	11,725,000
Medpass Group Limited | Order backlog
Business Acquisition [Line Items]
Intangible assets	$ 2,883,000